Fair Value Measurements (Details) (USD $)	3 Months Ended																					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 Lease receivables and other assets	Jun. 30, 2012 Level 2	Dec. 31, 2011 Level 2	Jun. 30, 2012 Fair Value	Dec. 31, 2011 Fair Value	Jun. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Counterparty Netting	Jun. 30, 2012 Recurring basis Fair Value	Dec. 31, 2011 Recurring basis Fair Value	Dec. 31, 2010 Recurring basis Fair Value	Dec. 31, 2011 Non-recurring basis Impairment charges and fair value adjustments, year ended December 31, 2011	Dec. 31, 2011 Non-recurring basis Flight equipment under operating lease Impairment charges and fair value adjustments, year ended December 31, 2011	Dec. 31, 2011 Non-recurring basis Flight equipment held for sale Impairment charges and fair value adjustments, year ended December 31, 2011	Dec. 31, 2011 Non-recurring basis Lease receivables and other assets Impairment charges and fair value adjustments, year ended December 31, 2011	Dec. 31, 2011 Non-recurring basis Net investments in finance and sales-type leases Impairment charges and fair value adjustments, year ended December 31, 2011
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 78,000						$ 78,000	$ 198,000	$ 116,394,000		$ 78,000	$ 198,000
Derivative assets																		(56,244,000)
Derivative assets					60,150,000					198,000	78,000	198,000	78,000	198,000						198,000	60,150,000
Derivative liabilities	(31,756,000)				(56,244,000)				(27,457,000)						(27,457,000)	(31,756,000)	(56,244,000)		(27,457,000)	(31,756,000)
Derivative liabilities																		56,244,000
Derivative liabilities	(31,756,000)								(27,457,000)											(31,756,000)
Total															(27,379,000)	(31,558,000)	60,150,000		(27,379,000)	(31,558,000)
Total																				(31,558,000)	60,150,000
CVA and MVA adjustments															1,500,000	6,400,000	800,000
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period																						3,833,686,000,000	3,571,395,000,000	262,291,000,000
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)														(1,737,508,000,000)	(1,739,656,000,000)	3,726,000,000	(1,578,000,000)
Reclassifications																						4,655,000,000	72,643,000,000	(78,673,000,000)	8,398,000,000	2,287,000,000
Sales																						(277,151,000,000)	(89,807,000,000)	(187,344,000,000)
Depreciation and Other Adjustments																						(230,854,000,000)	(229,412,000,000)		(1,000,000,000)	(442,000,000)
Book Value at end of the period																						$ 1,592,829,000,000	$ 1,585,164,000,000		$ 5,820,000,000	$ 1,845,000,000